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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 5/301/2014 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.8%

 Energy - 5.9%

 Oil & Gas Equipment & Services - 1.4%

 224,010

 Halliburton Co.

 $

 14,480,006

 Integrated Oil & Gas - 0.7%

 71,128

 Occidental Petroleum Corp.

 $

 7,090,750

 Oil & Gas Exploration & Production - 3.8%

 298,716

 Cabot Oil & Gas Corp.

 $

 10,825,468

 144,222

 EOG Resources, Inc.

 15,258,688

 262,530

 Southwestern Energy Co. *

 11,937,239

 $

 38,021,395

 Total Energy

 $

 59,592,151

 Materials - 4.4%

 Commodity Chemicals - 2.6%

 258,950

 LyondellBasell Industries NV

 $

 25,783,652

 Specialty Chemicals - 1.8%

 167,510

 Ecolab, Inc.

 $

 18,290,417

 Total Materials

 $

 44,074,069

 Capital Goods - 7.9%

 Aerospace & Defense - 1.6%

 168,574

 Honeywell International, Inc.

 $

 15,702,668

 Electrical Components & Equipment - 1.8%

 243,542

 Eaton Corp. Plc

 $

 17,946,610

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 75,177

 Cummins, Inc.

 $

 11,496,819

 Industrial Machinery - 3.4%

 301,497

 Ingersoll-Rand Plc

 $

 18,035,551

 132,044

 Parker Hannifin Corp.

 16,535,870

 $

 34,571,421

 Total Capital Goods

 $

 79,717,518

 Transportation - 3.6%

 Airlines - 1.5%

 383,799

 American Airlines Group, Inc.

 $

 15,413,368

 Railroads - 2.1%

 104,963

 Union Pacific Corp.

 $

 20,915,977

 Total Transportation

 $

 36,329,345

 Consumer Durables & Apparel - 1.0%

 Apparel, Accessories & Luxury Goods - 1.0%

 79,924

 PVH Corp.

 $

 10,520,396

 Total Consumer Durables & Apparel

 $

 10,520,396

 Consumer Services - 3.1%

 Hotels, Resorts & Cruise Lines - 1.2%

 190,784

 Marriott International, Inc.

 $

 11,756,110

 Restaurants - 1.9%

 268,922

 Starbucks Corp.

 $

 19,695,847

 Total Consumer Services

 $

 31,451,957

 Media - 5.8%

 Movies & Entertainment - 5.8%

 337,640

 The Walt Disney Co.

 $

 28,365,136

 425,413

 Time Warner, Inc.

 29,706,590

 $

 58,071,726

 Total Media

 $

 58,071,726

 Retailing - 7.1%

 Internet Retail - 2.5%

 81,410

 Amazon.com, Inc. *

 $

 25,444,696

 Home Improvement Retail - 4.6%

 300,506

 Lowe's Companies, Inc.

 $

 14,147,822

 394,830

 The Home Depot, Inc.

 31,677,211

 $

 45,825,033

 Total Retailing

 $

 71,269,729

 Food & Staples Retailing - 1.3%

 Drug Retail - 1.3%

 160,848

 CVS Caremark Corp.

 $

 12,597,615

 Total Food & Staples Retailing

 $

 12,597,615

 Food, Beverage & Tobacco - 4.7%

 Packaged Foods & Meats - 3.1%

 431,743

 Campbell Soup Co.

 $

 19,817,004

 101,550

 Keurig Green Mountain, Inc.

 11,452,809

 $

 31,269,813

 Tobacco - 1.6%

 266,001

 Lorillard, Inc.

 $

 16,537,282

 Total Food, Beverage & Tobacco

 $

 47,807,095

 Household & Personal Products - 5.6%

 Household Products - 1.7%

 252,156

 Colgate-Palmolive Co.

 $

 17,247,470

 Personal Products - 3.9%

 653,063

 Coty, Inc.

 $

 10,893,091

 178,062

 Nu Skin Enterprises, Inc.

 13,148,098

 204,431

 The Estee Lauder Companies, Inc.

 15,663,503

 $

 39,704,692

 Total Household & Personal Products

 $

 56,952,162

 Health Care Equipment & Services - 6.6%

 Health Care Equipment - 1.2%

 163,824

 Covidien Plc

 $

 11,977,173

 Health Care Distributors - 2.0%

 283,369

 Cardinal Health, Inc.

 $

 20,014,352

 Health Care Services - 1.8%

 254,383

 Express Scripts Holding Co. *

 $

 18,180,753

 Managed Health Care - 1.6%

 214,771

 Aetna, Inc.

 $

 16,655,491

 Total Health Care Equipment & Services

 $

 66,827,769

 Pharmaceuticals, Biotechnology & Life Sciences - 9.1%

 Biotechnology - 6.6%

 191,060

 Celgene Corp. *

 $

 29,237,912

 343,168

 Gilead Sciences, Inc. *

 27,868,673

 134,080

 Vertex Pharmaceuticals, Inc. *

 9,688,621

 $

 66,795,206

 Pharmaceuticals - 2.5%

 244,681

 Johnson & Johnson

 $

 24,825,334

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 91,620,540

 Diversified Financials - 1.4%

 Investment Banking & Brokerage - 1.4%

 453,300

 Morgan Stanley Co.

 $

 13,988,838

 Total Diversified Financials

 $

 13,988,838

 Software & Services - 18.1%

 Internet Software & Services - 10.3%

 383,690

 eBay, Inc. *

 $

 19,464,594

 320,619

 Facebook, Inc. *

 20,295,183

 47,834

 Google, Inc.

 26,833,917

 47,834

 Google, Inc. *

 27,344,306

 302,332

 Yahoo!, Inc. *

 10,475,804

 $

 104,413,804

 Data Processing & Outsourced Services - 2.7%

 128,270

 Visa, Inc.

 $

 27,556,244

 Systems Software - 5.1%

 1,244,201

 Microsoft Corp.

 $

 50,937,589

 Total Software & Services

 $

 182,907,637

 Technology Hardware & Equipment - 8.4%

 Communications Equipment - 1.2%

 114,000

 F5 Networks, Inc. *

 $

 12,374,700

 Computer Hardware - 5.1%

 80,410

 Apple, Inc.

 $

 50,899,530

 Computer Storage & Peripherals - 2.1%

 807,946

 EMC Corp.

 $

 21,459,046

 Total Technology Hardware & Equipment

 $

 84,733,276

 Semiconductors & Semiconductor Equipment - 2.0%

 Semiconductors - 2.0%

 154,200

 Analog Devices, Inc.

 $

 8,076,996

 257,638

 Xilinx, Inc.

 12,098,680

 $

 20,175,676

 Total Semiconductors & Semiconductor Equipment

 $

 20,175,676

 Telecommunication Services - 2.8%

 Integrated Telecommunication Services - 2.8%

 562,174

 Verizon Communications, Inc.

 $

 28,086,213

 Total Telecommunication Services

 $

 28,086,213

 TOTAL COMMON STOCKS

 (Cost $790,131,503)

 $

 996,723,712

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 (Cost $790,131,503) (a)

 $

 996,723,712

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 12,287,729

 TOTAL NET ASSETS - 100.0%

 $

 1,009,011,441

 *

 Non-income producing security.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $791,597,934 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 208,615,021

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (3,489,243)

 Net unrealized appreciation

 $

 205,125,778

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common stocks

$
996,723,712

$
-

-

$
996,723,712

 Total

$
996,723,712

$
-

-

$
996,723,712

 During the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XII By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date July 30, 2014 * Print the name and title of each signing officer under his or her signature.